Quarterly Report
May 31, 2024
MFS®  Value Fund
EIF-Q3

Portfolio of Investments
5/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.6%
Aerospace & Defense – 8.8%
Boeing Co. (a)	4,842,399	$860,058,486
General Dynamics Corp.	4,317,012	1,294,110,687
Honeywell International, Inc.	4,673,388	944,912,320
Northrop Grumman Corp.	2,081,702	938,368,811
RTX Corp.	10,389,773	1,120,121,427
		$5,157,571,731
Alcoholic Beverages – 1.1%
Diageo PLC	19,742,703	$665,863,743
Brokerage & Asset Managers – 4.9%
BlackRock, Inc.	786,882	$607,496,510
Citigroup, Inc.	13,953,832	869,463,272
KKR & Co., Inc.	5,717,383	587,975,668
NASDAQ, Inc.	14,025,118	827,902,716
		$2,892,838,166
Business Services – 2.5%
Accenture PLC, “A”	3,532,729	$997,254,069
Equifax, Inc.	2,076,904	480,574,817
		$1,477,828,886
Cable TV – 1.2%
Comcast Corp., “A”	17,103,006	$684,633,330
Chemicals – 0.6%
PPG Industries, Inc.	2,784,508	$365,912,196
Construction – 0.8%
Otis Worldwide Corp.	2,074,917	$205,831,766
Sherwin-Williams Co.	807,516	245,323,361
		$451,155,127
Consumer Products – 2.3%
Kenvue, Inc.	29,239,581	$564,323,914
Kimberly-Clark Corp.	3,283,974	437,753,734
Reckitt Benckiser Group PLC	5,834,233	333,411,865
		$1,335,489,513
Electrical Equipment – 0.4%
Johnson Controls International PLC	2,845,633	$204,629,469
Electronics – 6.8%
Analog Devices, Inc.	5,560,326	$1,303,840,844
KLA Corp.	1,278,555	971,100,879
NXP Semiconductors N.V.	2,877,614	782,998,770
Texas Instruments, Inc.	4,817,435	939,447,999
		$3,997,388,492
Energy - Independent – 3.4%
ConocoPhillips	12,827,897	$1,494,193,443
EOG Resources, Inc.	4,083,471	508,596,313
		$2,002,789,756

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Integrated – 3.2%
Chevron Corp.	5,499,539	$892,575,180
Exxon Mobil Corp.	8,447,863	990,596,415
		$1,883,171,595
Food & Beverages – 3.6%
Mondelez International, Inc.	8,230,370	$564,027,256
Nestle S.A.	7,325,789	775,810,270
PepsiCo, Inc.	4,560,512	788,512,525
		$2,128,350,051
Gaming & Lodging – 1.3%
Marriott International, Inc., “A”	3,177,131	$734,457,373
Health Maintenance Organizations – 4.4%
Cigna Group	5,241,790	$1,806,425,670
Elevance Health, Inc.	1,473,392	793,392,124
		$2,599,817,794
Insurance – 11.7%
Aon PLC	4,377,448	$1,232,864,455
Chubb Ltd.	4,169,265	1,129,120,347
Marsh & McLennan Cos., Inc.	6,701,917	1,391,183,931
Progressive Corp.	9,732,680	2,055,347,362
Travelers Cos., Inc.	4,725,248	1,019,235,994
		$6,827,752,089
Machinery & Tools – 4.1%
Eaton Corp. PLC	2,551,743	$849,347,658
Illinois Tool Works, Inc.	2,405,246	583,873,466
PACCAR, Inc.	3,826,613	411,360,898
Trane Technologies PLC	1,617,671	529,722,546
Veralto Corp.	342,542	33,767,790
		$2,408,072,358
Major Banks – 8.1%
JPMorgan Chase & Co.	14,628,173	$2,964,106,695
Morgan Stanley	11,666,041	1,141,405,451
PNC Financial Services Group, Inc.	3,991,895	628,284,354
		$4,733,796,500
Medical & Health Technology & Services – 2.6%
McKesson Corp.	2,688,689	$1,531,450,367
Medical Equipment – 1.5%
Abbott Laboratories	5,192,888	$530,661,225
Boston Scientific Corp. (a)	2,564,404	193,792,010
Medtronic PLC	2,062,237	167,804,225
		$892,257,460
Other Banks & Diversified Financials – 2.1%
American Express Co.	5,154,942	$1,237,186,080
Pharmaceuticals – 6.4%
AbbVie, Inc.	4,354,346	$702,094,749
Johnson & Johnson	8,545,581	1,253,380,365
Merck & Co., Inc.	5,978,795	750,577,924
Pfizer, Inc.	30,912,586	885,954,715

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Roche Holding AG	596,591	$152,726,238
		$3,744,733,991
Railroad & Shipping – 2.5%
Canadian National Railway Co.	2,653,943	$337,926,562
Union Pacific Corp.	4,840,052	1,126,860,907
		$1,464,787,469
Real Estate – 1.8%
Prologis, Inc., REIT	7,768,106	$858,298,032
Public Storage, Inc., REIT	685,991	187,844,915
		$1,046,142,947
Specialty Chemicals – 1.9%
Corteva, Inc.	5,755,740	$321,976,096
DuPont de Nemours, Inc.	9,684,271	795,659,705
		$1,117,635,801
Specialty Stores – 3.5%
Lowe's Cos., Inc.	5,169,509	$1,143,960,647
Target Corp.	5,704,000	890,736,640
		$2,034,697,287
Utilities - Electric Power – 8.1%
American Electric Power Co., Inc.	2,759,553	$249,049,658
Dominion Energy, Inc.	17,110,623	922,604,792
Duke Energy Corp.	10,298,184	1,066,582,917
Exelon Corp.	10,976,369	412,162,656
PG&E Corp.	33,365,768	618,601,339
Southern Co.	14,055,748	1,126,427,645
Xcel Energy, Inc.	6,711,087	372,129,774
		$4,767,558,781
Total Common Stocks		$58,387,968,352
Investment Companies (h) – 0.2%
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 5.38% (v)	99,080,588	$99,090,496

Other Assets, Less Liabilities – 0.2%		121,836,601
Net Assets – 100.0%		$58,608,895,449
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $99,090,496 and $58,387,968,352, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$56,122,229,674	$—	$—	$56,122,229,674
United Kingdom	—	999,275,608	—	999,275,608
Switzerland	928,536,508	—	—	928,536,508
Canada	337,926,562	—	—	337,926,562
Mutual Funds	99,090,496	—	—	99,090,496
Total	$57,487,783,240	$999,275,608	$—	$58,487,058,848
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$160,098,874	$5,244,177,825	$5,305,103,140	$(76,941)	$(6,122)	$99,090,496
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$9,995,167	$—